Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Net earnings	$ 14,066,322	$ 11,424,475
Other comprehensive income (loss):
Cash flow hedges, net of tax	919,332	(11,187,841)
Comprehensive income	$ 14,985,654	$ 236,634